Operating Segment	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Operating Segment
Operating Segment
Dominion Midstream is organized primarily on the basis of products and services sold in the U.S. Dominion Energy, Dominion Midstream's operating segment, consists of natural gas transportation, storage and regasification services.

Dominion Midstream also reports a Corporate and Other segment. The Corporate and Other segment primarily includes specific items attributable to Dominion Midstream's operating segment that are not included in profit measures evaluated by executive management in assessing the segment's performance.

The following table presents segment information pertaining to Dominion Midstream's operations:

	Dominion Energy	Corporate and Other	Total
(millions)
Three Months Ended March 31, 2015
Operating revenue	$78.4	$—	$78.4
Net income including noncontrolling interest and DCG Predecessor	43.8	(1.0)	42.8
Net income including noncontrolling interest	40.5	—	40.5
Net income attributable to partners	11.8	—	11.8
Three Months Ended March 31, 2014
Operating revenue	$68.9	$—	$68.9
Net income including noncontrolling interest and DCG Predecessor	24.6	—	24.6